Operating segments - Additional Information (Details)	12 Months Ended
	Mar. 31, 2021 CAD ($) Customer	Mar. 31, 2020 CAD ($) Customer
Disclosure Of Operating Segments [Line Items]
Description of factors used to identify entity's reportable segments	As of April 1, 2020, the Corporation revised its management structure and performance is now measured based on a single segment, which is the consolidated level, as the previous segment income (loss) before corporate expenses is no longer used in internal management reports that are reviewed by the Corporation’s Chief Operating Decision Maker, management believing that such information is no longer relevant in evaluating the results of the Corporation. In the prior year, the Corporation’s reportable segments were the nutraceutical and the cannabis segments.
Revenues for non-cash consideration		$ 168,955
Major Customer One
Disclosure Of Operating Segments [Line Items]
Income from major customer	$ 6,957,915
Number of customers representing ten percent or more of sales | Customer	1
Percentage of entity's revenue	14.86%
Major Customers Two
Disclosure Of Operating Segments [Line Items]
Income from major customer		$ 7,248,853
Number of customers representing ten percent or more of sales | Customer		2
Percentage of entity's revenue		24.51%